CAPITAL AND RESERVES	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
CAPITAL AND RESERVES
13.	CAPITAL AND RESERVES

Common Shares

All Common Shares rank equally with regards to the Company’s residual assets. The following table is presented in thousands:

	As of
	September 30, 2025	December 31, 2024
Common Shares Issued, Beginning Balance	202,941	183,605
Stock Options Exercised	3,717	5,379
Release of Restricted Stock Units	7,902	13,820
Retirement of Shares	(3,649)	-
Warrants Exercised	-	137
Common Shares Issued, Ending Balance	210,911	202,941

Treasury Stock

Treasury Stock, which is stock repurchased and held by the Trustee, is recognized at cost of purchase and presented as a deduction from Shareholder’s equity. All treasury stock acquired during the period were subsequently reissued in connection with stock-based compensation awards or retired. As of September 30, 2025 the Company held no Treasury Stock. The following table shows the changes in treasury stock shares for the periods presented in thousands:

	As of
	September 30, 2025	December 31, 2024
Treasury Stock, Beginning Balance	442	175
Repurchases of Common Shares	5,070	8,264
Issuance of Treasury Stock	(1,863)	(7,997)
Retirement of Treasury Stock	(3,649)	-
Treasury Stock, Ending Balance	-	442

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED